Research and Development Expenses (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of research and development expenses [Abstract]
Salaries, wages and related expenses	$ 1,721	$ 1,209	$ 804
Share-based payments (see also Note 11)	557	756	238
Service providers	9,549	5,273	1,236
Research and development expense, total	$ 11,827	$ 7,238	$ 2,278